Inventory (Tables)	12 Months Ended
Oct. 31, 2022
Inventories [Abstract]
Schedule of inventory

As at October 31,	2022	2021
Raw materials	$4.7	$0.9
Finished goods	1.7	0.3
Parts and tools	1.1	0.1
Total inventories	$7.5	$1.3